Operating Lease (Details) - Schedule of operating lease related assets and liabilities	Mar. 31, 2022 USD ($)
Schedule Of Operating Lease Related Assets And Liabilities Abstract
Rights of use lease assets	$ 242,665
Operating lease liabilities	$ 244,861